WARRANT LIABILITY - Company issued Series A, B and C Warrants (Details)	1 Months Ended
	Nov. 29, 2012 Initial Purchase Agreement Crede CG II, Ltd Series A Warrants	Nov. 29, 2012 Initial Purchase Agreement Crede CG II, Ltd Series B Warrants	Nov. 29, 2012 Initial Purchase Agreement Crede CG II, Ltd Series C Warrants	Jul. 19, 2013 Second Purchase Agreement Crede CG III, Ltd. Series A Warrants	Jul. 19, 2013 Second Purchase Agreement Crede CG III, Ltd. Series B Warrants	Jul. 19, 2013 Second Purchase Agreement Crede CG III, Ltd. Series C Warrants
Class of Warrant or Right [Line Items]
Warrants issued	10,752,688	29,569,862	26,881,720	10,695,187	29,411,764	26,737,967
Warrants issued (Price per unit)	0.2232	0.2232	0.2232	0.2431	0.2431	0.2431